DERIVATIVE LIABILITY	9 Months Ended
Dec. 31, 2013
DERIVATIVE LIABILITY [Text Block]

NOTE 6 – DERIVATIVE LIABILITY

On November 7, 2013, we sold to certain institutional investors 10% Series B Convertible Preferred Shares which are subject to mandatory redemption and include down-round provisions that reduce the exercise price of a warrant and convertible instrument as required by ASC 815 “Derivatives and Hedging” if the Company either issues equity shares for a price that is lower than the exercise price of those instruments or issues new warrants or convertible instruments that have a lower exercise price. The Company evaluated whether its warrants and convertible debt instruments contain provisions that protect holders from declines in its stock price or otherwise could result in modification of either the exercise price or the shares to be issued under the respective warrant agreements. The Company determined that a portion of its outstanding warrants and conversion instruments contained such provisions thereby concluding they were not indexed to the Company’s own stock and therefore a derivative instrument.

The range of significant assumptions which the Company used to measure the fair value of warrant liabilities (a level 3 input) at December 31, 2013 is as follows:

	Warrant	Conversion feature

Stock price	$0.26	$0.26
Term (Years)	1 to 5	1
Volatility	138% - 306%	138% - 306%
Exercise prices	$0.55 To $0.25	$$0.43
Dividend yield	0%	0%

The Company analyzed the warrants and conversion feature under ASC 815 to determine the derivative liability. The Company estimated the fair value of these derivatives using a multinomial distribution (Lattice) valuation model. The fair value of these warrant liabilities at December 31, 2013 was $224,042 and their conversion feature liability was $180,033. At November 7, 2013 the fair value of these warrant liabilities was $158,199 and the conversion feature liability was $341,801. The change in fair value of derivative liabilities of $95,925 was included in the consolidated statement of operations for the nine months ended December 31, 2013.

The following table sets forth the fair value hierarchy within our financial assets and liabilities by level that were accounted for at fair value on a recurring basis as of November 7, 2013.

	Carrying
	Value at
	November7, 2013	Level 1	Level 2	Level 3
Liabilities:
Derivative convertible debt liability	$158,199	$-	$-	$158,199
Derivative warrant liability	$341,801	$-	$-	$341,801
Total derivative liability	$500,000	$-	$-	$500,000

The range of significant assumptions which the Company used to measure the fair value of warrant liabilities (a level 3 input) at November 7, 2013 is as follows:

	Warrant	Conversion feature

Stock price	$0.50	$0.50
Term (Years)	1 to 5	1
Volatility	120% - 265%	120% - 265%
Exercise prices	$0.55 To $0.25	$0.43
Dividend yield	0%	0%